Risk Management Activities	12 Months Ended
Dec. 31, 2024
Disclosure of financial risk management [abstract]
Risk management activities	Risk management activities
In the normal course of its operations, the Group is exposed to commodity price, currency, interest rate, liquidity, equity price and credit risk. In order to manage these risks, the Group has developed a comprehensive risk management process to facilitate control and monitoring of these risks.
Controlling and managing risk in the Group
Gold Fields has policies in areas such as counterparty exposure, hedging practices and prudential limits which have been approved by the Gold Fields’ Board of Directors. Management of financial risk is centralised at Gold Fields’ treasury department
(“Treasury”), which acts as the interface between Gold Fields’ operations and counterparty banks. Treasury manages financial risk in accordance with the policies and procedures established by the Gold Fields’ Board of Directors and Executive Committee.
Gold Fields’ Board of Directors has approved dealing limits for money market, foreign exchange and commodity transactions, which Gold Fields’ Treasury is required to adhere to. Among other restrictions, these limits describe which instruments may be traded and demarcate open position limits for each category as well as indicating counterparty credit related limits. The dealing exposure and limits are checked and controlled each day and reported to the Chief Financial Officer.
The objective of Treasury is to manage all financial risks arising from the Group’s business activities in order to protect profit and cash flows. Treasury activities of Gold Fields Limited and its subsidiaries are guided by the Treasury Framework and the Treasury
Process Control Manual, as well as domestic and international financial market regulations. Treasury activities are currently performed within the Treasury Framework with appropriate resolutions from the Board of Gold Fields Limited, which are reviewed and approved annually by the Audit Committee.
The financial risk management objectives of the Group are defined as follows:

Risk management objectives	Description

Credit risk
Counterparty exposure
The objective is to only deal with approved counterparts that are of a sound financial standing. The Group is limited to a maximum investment of 2.5% of the financial institutions’ equity, which is dependent on the institutions’ national credit rating. The credit rating used is Fitch Ratings’ short-term credit rating for financial institutions.

Investment risk management	The objective is to achieve optimal returns on surplus funds.
Liquidity risk
Liquidity risk management	The objective is to ensure that the Group is able to meet its short-term commitments through the effective and efficient usage of credit facilities and cash resources.
Funding risk management	The objective is to meet funding requirements timeously and at competitive rates by adopting reliable liquidity management procedures.
Market risk
Currency risk management	The objective is to manage the adverse effect of the currency fluctuations on the Group’s results.
Interest rate risk management	The objective is to identify opportunities to prudently manage interest rate exposures.
Commodity price risk management
The Group’s policy is to remain unhedged to the gold price. However, hedges are sometimes undertaken as follows:
•to protect cash flows at times of significant expenditure;
•for specific debt servicing requirements; and
•to safeguard the viability of higher cost operations.

Other risks
Operational risk management	The objective is to implement controls to adequately mitigate the risk of error and/or fraud to an acceptable level.
Banking relations management
The objective is to maintain relationships with credible financial institutions and ensure that all contracts and agreements related to risk management activities are coordinated and consistent throughout the Group and that they comply where necessary with all relevant regulatory and statutory requirements.

Credit risk
Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s receivables from customers, cash and cash equivalents as well as environmental trust funds.
The Group has reduced its credit exposure by dealing with a number of counterparties. The Group approves these counterparties according to its risk management policy and ensures that they are of good credit quality.
The combined maximum credit risk exposure of the Group is as follows:

	United States Dollar
Figures in millions unless otherwise stated	2024	2023

Environmental trust funds	125.2	109.6
Trade and other receivables[1]	172.5	91.5
Asanko deferred and contingent considerations	67.9	—
Other investments	46.5	40.5
Cash and cash equivalents	860.2	648.7
[1]Trade and other receivables above exclude VAT, prepayments, payroll receivables and diesel rebates amounting to US$165.3 million (2023: US$159.9 million).
Expected credit loss assessment for customers
The Group determines each exposure to credit risk based on data that is determined to be predictive of the risk of loss and past experienced credit judgement.
Trade and other receivables
The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The Group also considers other factors that might impact on the credit risk of its customer base including default risk and the country in which the customer operates.
Impairment of trade receivables, carried at amortised cost, has been determined using the simplified expected credit loss (“ECL”)
approach and reflects the short term maturities of the exposures. Gold revenue is recognised at the same time as receipt of the cash, except in certain cases where the cash is received one or two days after revenue recognition. In Peru, for the sale of copper concentrate, 90% of the cash is received when the revenue is recognised and the remaining 10% cash is received at the end of the quotational period.
Receivables due from the sale of the Tarkwa mining fleet were assessed using the simplified approach using the lifetime ECL.
The ECL was based on the Group’s understanding of the financial position of the counterparty, including the consideration of their credit risk grade. Refer note 13.1 for further details.
Concentration risk
At 31 December 2024, the exposure to credit risk for trade receivables by geographic region was as follows:

	United States Dollar
Figures in millions unless otherwise stated	2024	2023

Ghana	38.4	1.5
Australia	83.4	41.3
Chile	1.5	—
Peru	16.5	18.2
Total trade receivables	139.8	61.0
Notes to the consolidated financial statements continued
for the year ended 31 December 2024
41.Risk management activities continued
Asanko deferred and contingent considerations
The deferred consideration was assessed at stage 1 in 2024. The ECL was assessed to be immaterial based on the Group’s understanding of the financial position of the counterparty, including the consideration of their credit risk grade. The contingent consideration is measured at fair value. Refer note 15(a) for further details.
Other investments
Other investments are mainly held with reputable banks and financial institutions. The Group considers that its other investments have low credit risk based on the external credit ratings of the counterparties.
Cash and cash equivalents
The Group held cash and cash equivalents of US$860.2 million (2023: US$648.7 million).
The cash and cash equivalents are held with reputable banks and financial institutions. The loss allowance for cash and cash equivalents is measured at an amount equal to the 12-month ECL. The Group considers that its cash and cash equivalents have low credit risk based on the external credit ratings of the counterparties.
Environmental trust funds
The Group held environmental trust funds of US$125.2 million (2023: US$109.6 million).
The environmental trust funds are held with reputable banks and financial institutions. The loss allowance for environmental trust funds is measured at an amount equal to the 12-month ECL. The Group considers that its environmental trust funds have low credit risk based on the external credit ratings of the counterparties with which the funds are deposited.
Concentration of credit risk on cash and cash equivalents and environmental trust funds is considered minimal due to the Group’s investment risk management and counterparty exposure risk management policies.
Liquidity risk
In the ordinary course of business, the Group receives cash proceeds from its operations and is required to fund working capital and capital expenditure requirements. The cash is managed to ensure surplus funds are invested to maximise returns while ensuring that capital is safeguarded to the maximum extent possible by investing only with top financial institutions.
Uncommitted borrowing facilities are maintained with several banking counterparties to meet the Group’s normal and contingency funding requirements.
The following are the contractually due undiscounted cash flows resulting from maturities of all financial liabilities, including interest payments:

	United States Dollar
Figures in millions unless otherwise stated	Within one year	Between one and five years	After five years	Total

2024
Trade and other payables	545.6	—	—	545.6
Borrowings[1]
– US$ borrowings[2]
– Capital[3]	—	1,282.5	—	1,282.5
– Interest	76.9	250.9	—	327.8
– C$ borrowings[4]
– Capital	719.1	285.5	—	1,004.6
– Interest	42.1	46.0	—	88.1
– A$ borrowings[5]
– Capital	—	210.6	—	210.6
– Interest	12.7	34.9	—	47.6
Environmental rehabilitation costs[6]	80.7	179.6	381.1	641.4
Lease liabilities	111.3	271.2	178.4	560.9
South Deep dividend	0.7	1.4	0.4	2.5
Total	1,589.1	2,562.6	559.9	4,711.6
2023
Trade and other payables	532.4	—	—	532.4
Borrowings[1]
– US$ borrowings[2]
– Capital[3]	583.5	132.0	500.0	1,215.5
– Interest	51.0	153.4	11.5	215.9
– C$ borrowings[4]
– Capital	—	23.9	—	23.9
– Interest	1.7	5.7	—	7.4
Environmental rehabilitation costs[4]	47.5	187.4	363.2	598.1
Lease liabilities	100.7	245.3	203.0	549.0
South Deep dividend	0.7	1.8	0.7	3.2
Total	1,317.5	749.5	1,078.4	3,145.4
[1]Spot Rates: R18.84 = US$1.00 (2023: R18.30 = US$1.00), C$0.70 = US$1.00 (2023: C$0.75 = US$1.00) and A$0.62 = US$1.00).
2US$ borrowings – Spot SOFR (one month fix) rate adjusted by specific facility agreement: 4.332% (2023: 5.330% (one month fix)).
[3]The capital amounts of the US$500 million 10-year notes issue (2023: US$500 million five-year notes issue and the US$500 million 10-year notes issue) in the table above represent the principal amounts to be repaid and differ from the carrying values presented in the statement of financial position due to the unwinding of transaction costs capitalised at inception.
4C$ borrowings – Spot CORRA (one month fix) rate adjusted by specific facility agreement: 3.279% (2023: 5.455%).
5A$ borrowings – Spot BBSY (one month fix) rate adjusted by specific facility agreement: 4.273%.
[6]Although environmental rehabilitation costs do not meet the definition of a financial liability, the Group included the gross closure cost estimate in the undiscounted cash flows as it represents a future cash outflow (refer to note 28.1). In South Africa and Ghana, US$125.2 million (2023: US$109.6 million) of the environmental rehabilitation costs are funded through the environmental trust funds.
Market risk
Gold Fields is exposed to market risks, including foreign currency, commodity price, equity securities price and interest rate risk associated with underlying assets, liabilities and anticipated transactions. Following periodic evaluation of these exposures, Gold
Fields may enter into derivative financial instruments to manage some of these exposures.
Notes to the consolidated financial statements continued
for the year ended 31 December 2024
41.Risk management activities continued
Market risk
The table on the following page summarises the gain on financial instruments recognised in profit or loss for the derivative financial instruments entered into by Gold Fields:
Gold Fields is exposed to market risks, including foreign currency, commodity price, equity securities price and interest rate risk associated with underlying assets, liabilities and anticipated transactions. Following periodic evaluation of these exposures,
Gold Fields may enter into derivative financial instruments to manage some of these exposures.
The following table summarises the gain on financial instruments recognised in profit or loss for the derivative financial instruments entered into by Gold Fields:

	United States Dollar
Figures in millions unless otherwise stated	2024	2023	2022

Ghana oil hedge	—	—	13.5
Australia oil hedge	—	—	8.4
Salares Norte foreign currency hedge	—	—	2.1
Gain on financial instruments	—	—	24.0
Comprised of:
Unrealised gain and prior year mark-to-market reversals on derivative contracts	—	—	1.8
Realised gain on derivative contracts	—	—	22.2
Gain on financial instruments	—	—	24.0
Outstanding hedges
At 31 December 2024 and 2023, there were no outstanding hedges.
Foreign currency sensitivity
General and policy
In the ordinary course of business, Gold Fields enters into transactions, such as gold sales, denominated in foreign currencies, primarily US Dollars. In addition, Gold Fields has investments and indebtedness in US Dollars, South African Rands, Australian
Dollars and Canadian Dollars.
Gold Fields may from time to time establish currency financial instruments to protect underlying cash flows.
Gold Fields’ revenues and costs are very sensitive to the Australian Dollar/US Dollar and South African Rand/US Dollar exchange rates because revenues are generated using a gold price denominated in US Dollars, while costs of the Australian and South
African operations are incurred principally in Australian Dollar and South African Rand, respectively. Depreciation of the Australian
Dollar and/or South African Rand against the US Dollar reduces Gold Fields’ average costs when they are translated into
US Dollars, thereby increasing the operating margin of the Australian and/or South African operations. Conversely, appreciation of the Australian Dollar and/or South African Rand results in Australian and/or South African operating costs increasing when translated into US Dollars, resulting in lower operating margins. The impact on profitability of changes in the value of the
Australian Dollar and South African Rand against the US Dollar could be substantial.
A portion of the Salares Norte project’s capital expenditure is denominated in Chilean pesos. Depreciation or appreciation of the
Chilean peso against the US dollar will decrease or increase their capital expenditure when translating into US Dollars.
Although this exposes Gold Fields to transaction and translation exposure from fluctuations in foreign currency exchange rates,
Gold Fields does not generally hedge its foreign currency exposure, although it may do so in specific circumstances, such as financing projects or acquisitions. Also, Gold Fields on occasion undertakes currency hedging to take advantage of favourable short-term fluctuations in exchange rates when management believes exchange rates are at unsustainable levels.
Currency risk only exists on account of financial instruments being denominated in a currency that is not the functional currency and being of a monetary nature. The Group had no significant exposure to currency risk relating to financial instruments at
31 December 2024 and 31 December 2023. Differences resulting from the translation of financial statements into the Group’s presentation currency are not taken into account.
Commodity price hedging policy
Gold and copper
The market prices of gold and to a lesser extent copper have a significant effect on the results of operations of Gold Fields, the ability of Gold Fields to pay dividends and undertake capital expenditures, and the market price of Gold Fields’ ordinary shares.
Gold and copper prices have historically fluctuated widely and are affected by numerous industry factors over which Gold Fields does not have any control. The aggregate effect of these factors on the gold and copper price, all of which are beyond the control of Gold Fields, is impossible for Gold Fields to predict.
Oil
The market price of oil has a significant effect on the results of the offshore operations of Gold Fields. The offshore operations consume large quantities of diesel in the running of their mining fleets. Oil prices have historically fluctuated widely and are affected by numerous factors over which Gold Fields does not have any control.
Commodity price hedging experience
The Group’s policy is to remain unhedged to the gold and copper price. However, hedges are sometimes undertaken as follows:
•to protect cash flows at times of significant expenditure;
•for specific debt servicing requirements; and
•to safeguard the viability of higher cost operations.
To the extent that it enters into commodity hedging arrangements, Gold Fields seeks to use different counterparty banks consisting of local and international banks to spread risk. None of the counterparties is affiliated with, or related parties of,
Gold Fields.
Hedge accounting
The gains and losses on all hedges were recognised in profit or loss and are included in the gain on financial instruments line item. The Group has not designated the instruments for hedge accounting.
IFRS 7 sensitivity analysis
IFRS 7 requires sensitivity analysis that shows the effects of reasonably possible changes of relevant risk variables on profit or loss or shareholders’ equity. The Group is exposed to commodity price, currency, interest rate and equity price risks. The effects are determined by relating the reasonably possible change in the risk variable to the balance of financial instruments at reporting date.
The amounts generated from the sensitivity analysis on the next page are forward-looking estimates of market risks assuming certain adverse or favourable market conditions occur. Actual results in the future may differ materially from those projected results and therefore should not be considered a projection of likely future events and gains/losses.
Hedging sensitivity
No hedge sensitivities are presented as the effect of changes in the financial instruments was not material to profit or loss.
Notes to the consolidated financial statements continued
for the year ended 31 December 2024
41.Risk management activities continued
Equity securities price risk
The Group is exposed to equity securities price risk because of investments held by the Group which are designated at fair value through OCI. To manage its price risk arising from investments in equity securities, the Group diversifies its portfolio.
Diversification of the portfolio is done in accordance with limits set by the Group.
The Group’s equity investments are publicly traded and are listed on one of the following exchanges:
•JSE Limited;
•Toronto Stock Exchange; and
•Australian Stock Exchange.
The following table summarises the impact of increases/decreases of the equity prices of listed investments at fair value through
OCI on the Group’s shareholders’ equity. The analysis is based on the assumption that the share prices quoted on the exchange have increased/decreased with all other variables held constant and the Group’s investments moved according to the historical correlation with the index.

	United States Dollar
Sensitivity to equity security price	(Decrease)/increase in equity price
Figures in millions unless otherwise stated	(10.0%)	(5.0%)	5.0%	10.0%

2024
(Decrease)/increase in OCI[1]	(11.5)	(5.7)	5.7	11.5
2023
(Decrease)/increase in OCI[1]	(6.6)	(3.3)	3.3	6.6
[1]Spot rate: R18.84 = US$1.00  (2023: R18.30 = US$1.00)
Preference shares price risk
The Group was exposed to preference shares price risk at 31 December 2023 because of the Asanko preference shares which were designated at fair value through OCI. The fair value of the redeemable preference shares was based on the expected cash flows of the Asanko Gold Mine based on the life-of-mine model. Refer to note 20 for key assumptions used, as well as further details regarding the disposal of Asanko Gold during 2024.
The tables below summarise the impact of increases/decreases on the Group’s shareholders’ equity at 31 December 2023 in case of changes in the key inputs used to value the preference shares. The first analysis was based on the assumption that the market related discount rate increased/decreased with all other variables held constant. The second analysis was based on the assumption that the timing of the cash flows used in the life-of-mine model increased/decreased with all other variables held constant.

	United States Dollar
Sensitivity to preference share price risk	(Decrease)/increase in discount rate
Figures in millions unless otherwise stated	(2.5%)	(5.0%)	5.0%	2.5%

2023
Increase/(decrease) in OCI	3.0	6.3	(5.5)	(2.8)

			United States Dollar
Sensitivity to preference share price risk Figures in millions unless otherwise stated			(Decrease)/increase in timing of cash flows
			1 year earlier	1 year later

2023
Increase/(decrease) in OCI			10.8	(16.5)
Windfall Project contingent consideration
The Group was exposed to price risk because of the Windfall contingent consideration which was designated at fair value through profit or loss. The Group elected to capitalise fair value movements in the contingent consideration. The fair value of the contingent consideration was based on the expected cash flows and timing. Refer to note 17.1 for key assumptions used, as well as further details regarding the derecognition of the contingent consideration as part of the Osisko asset acquisition during 2024.
The tables below summarise the impact of increases/decreases on the carrying value of the equity accounted investee at
31 December 2023 in case of changes in the key inputs used to value the contingent consideration. The first analysis was based on the assumption that the market related discount rate have increased/decreased with all other variables held constant. The second analysis was based on the assumption that the timing of the cash flows increased/decreased with all other variables held constant.

	United States Dollar
Sensitivity to price risk	(Decrease)/increase in discount rate
Figures in millions unless otherwise stated	(1.0%)	1.0%

2023
Increase/(decrease) in equity accounted investee	3.3	(2.8)

	United States Dollar
Sensitivity to price risk	(Decrease)/increase in timing of cash flows
Figures in millions unless otherwise stated	6 months earlier	6 months later

2023
Increase/(decrease) in equity accounted investee	—	(6.7)
Notes to the consolidated financial statements continued
for the year ended 31 December 2024
41.Risk management activities continued
Interest rate sensitivity
General
As Gold Fields has no significant interest-bearing assets, the Group’s income and operating cash flows are substantially independent of changes in market interest rates. Gold Fields’ interest rate risk arises from borrowings.
As of 31 December 2024, Gold Fields’ borrowings amounted to US$2,495.6 million (2023: US$1,236.5 million). Gold Fields generally does not undertake any specific action to cover its exposure to interest rate risk, although it may do so in specific circumstances.
LIBOR/SOFR developments
During 2023, Gold Fields either replaced or transitioned all the loan facilities using the London Interbank Offered Rate ("LIBOR")
to the Secured Overnight Financing Rate ("SOFR"). This did not have a material impact on the Group’s finance cost.
CDOR/CORRA developments
During 2024, Gold Fields either replaced or transitioned all the loan facilities using the Canadian Dollar Offered Rate ("CDOR") to the Canadian Overnight Repo Rate Average ("CORRA"). This did not have a material impact on the Group’s finance cost.
JIBAR/ZARONIA developments
The South African Reserve Bank ("SARB") has continued to advance its multi-year initiative to transition from the Johannesburg
Interbank Average Rate ("JIBAR") to an alternative reference rate. Since the initial designation of the South African Rand Overnight
Index Average ("ZARONIA") as the successor rate to replace JIBAR, SARB has taken several key steps to support the transition. In
2024, SARB published comprehensive technical guidance and a detailed transition framework for ZARONIA. This framework clarifies the underlying methodology, operational procedures, and market practices for using ZARONIA in both new and legacy contracts. SARB has indicated that a formal cessation announcement for JIBAR is expected to be made in December 2025, with the rate’s final discontinuation targeted for the end of 2026. Gold Fields continues to monitor the transition process closely and does not expect the transition to have a material impact on the Group’s finance costs.
Interest rate sensitivity analysis
The portion of Gold Fields’ interest-bearing borrowings at year-end that is exposed to interest rate fluctuations in the SOFR rate is
US$782.5 million (2023: SOFR/LIBOR rate US$215.5 million), CORRA rate is US$1,004.6 million (C$1,444.9 million) (2023: CDOR rate US$23.9 million (C$31.6 million)) and BBSY rate is US$210.6 million (A$340.0 million) (2023: US$nil (A$nil). These borrowings are normally rolled for periods between one and three months and are therefore exposed to the rate changes in this period.
The remainder of the borrowings bear interest at a fixed rate.
Interest rate sensitivity analysis
The table below summarises the effect of a change in finance expense on the Group’s profit or loss had SOFR/LIBOR, the Bank
Bill Swap Rate ("BBSY") and CORRA/CDOR differed as indicated. The analysis is based on the assumption that the applicable interest rate increased/decreased with all other variables held constant and is calculated on the weighted average borrowings for the year. All financial instruments with fixed interest rates that are carried at amortised cost are not subject to the interest rate sensitivity analysis.

	United States Dollar
Sensitivity to interest rates	Change in interest expense for a nominal change in interest rates
Figures in millions unless otherwise stated	(1.5%)	(1.0%)	(0.5%)	0.5%	1.0%	1.5%

2024
Sensitivity to SOFR interest rates	(6.3)	(4.2)	(2.1)	2.1	4.2	6.3
Sensitivity to CORRA interest rates[1]	(1.9)	(1.3)	(0.6)	0.6	1.3	1.9
Sensitivity to BBSY interest rates[1]	(0.3)	(0.2)	(0.1)	0.1	0.2	0.3
Change in finance expense	(8.5)	(5.7)	(2.8)	2.8	5.7	8.5
2023
Sensitivity to LIBOR/SOFR/CDOR interest rates	(1.7)	(1.2)	(0.6)	0.6	1.2	1.7
Sensitivity to BBSY interest rates[1]	(1.2)	(0.8)	(0.4)	0.4	0.8	1.2
Change in finance expense	(2.9)	(2.0)	(1.0)	1.0	2.0	2.9
[1]Average rates: A$0.66= US$1.00 (2023: A$0.66 = US$1.00)